Schedule of Investments (unaudited)
October 31, 2024
iShares® Genomics Immunology and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 0.7%
AbCellera Biologics Inc.(a)(b)	321,017	$876,376
China — 5.2%
BeiGene Ltd.(a)	456,100	7,183,371
Denmark — 3.2%
Genmab A/S(a)	19,906	4,458,093
France — 4.7%
Sanofi SA	56,508	5,971,752
Valneva SE(a)(b)	166,556	470,902
		6,442,654
Germany — 4.6%
BioNTech SE, ADR(a)	55,489	6,275,806
Japan — 5.4%
Nxera Pharma Co. Ltd.(a)	25,800	205,965
Ono Pharmaceutical Co. Ltd.	116,900	1,460,103
Takeda Pharmaceutical Co. Ltd.	206,100	5,750,436
		7,416,504
Netherlands — 0.6%
CureVac NV(a)(b)	145,751	399,358
uniQure NV(a)	74,156	424,172
		823,530
South Korea — 1.2%
ABLBio Inc.(a)	48,012	1,294,125
ToolGen Inc., NVS(a)	8,950	362,818
		1,656,943
Switzerland — 4.6%
Roche Holding AG, NVS	20,578	6,377,193
United Kingdom — 3.5%
GSK PLC	268,662	4,851,653
United States — 65.9%
4D Molecular Therapeutics Inc.(a)	67,610	541,556
Arcellx Inc.(a)(b)	62,359	5,254,993
Arcturus Therapeutics Holdings Inc.(a)	38,223	677,694
Arcus Biosciences Inc.(a)(b)	74,666	1,142,390
Beam Therapeutics Inc.(a)	119,536	2,619,034
BioCryst Pharmaceuticals Inc.(a)(b)	308,448	2,470,668
Blueprint Medicines Corp.(a)(b)	21,366	1,869,739
CRISPR Therapeutics AG(a)(b)	28,192	1,307,827
Dynavax Technologies Corp.(a)	202,276	2,396,971
Editas Medicine Inc.(a)	127,634	370,139
Exelixis Inc.(a)(b)	254,458	8,448,006
Geron Corp.(a)(b)	779,086	3,202,043
Gilead Sciences Inc.	86,054	7,643,316
Ginkgo Bioworks Holdings Inc.(a)(b)	54,561	415,755
Security	Shares	Value
United States (continued)
ImmunityBio Inc.(a)(b)	240,005	$1,250,426
Incyte Corp.(a)	94,111	6,975,507
Intellia Therapeutics Inc.(a)(b)	32,978	468,947
Iovance Biotherapeutics Inc.(a)(b)	348,087	3,634,028
Ligand Pharmaceuticals Inc.(a)	27,329	2,888,675
MacroGenics Inc.(a)	90,453	331,058
Merck & Co. Inc.	42,610	4,359,855
Moderna Inc.(a)	36,870	2,004,253
Novavax Inc.(a)	207,492	1,993,998
Nurix Therapeutics Inc.(a)(b)	88,418	2,173,314
OmniAb Inc.(a)(b)	147,812	604,551
OmniAb, Inc., 12.50 Earnout Shares(c)	19,498	—
OmniAb, Inc., 15.00 Earnout Shares(c)	19,498	—
Regeneron Pharmaceuticals Inc.(a)	5,553	4,654,525
Revolution Medicines Inc.(a)	138,017	7,383,910
Sarepta Therapeutics Inc.(a)(b)	45,147	5,688,522
SpringWorks Therapeutics Inc.(a)	102,428	3,086,156
Twist Bioscience Corp.(a)(b)	86,644	3,496,952
Vir Biotechnology Inc.(a)	137,974	1,033,425
Xencor Inc.(a)	20,780	436,588
		90,824,821
Total Long-Term Investments — 99.6% (Cost: $137,973,657)		137,186,944
Short-Term Securities
Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	20,203,453	20,217,596
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	240,000	240,000
Total Short-Term Securities — 14.8% (Cost: $20,455,766)		20,457,596
Total Investments — 114.4% (Cost: $158,429,423)		157,644,540
Liabilities in Excess of Other Assets — (14.4)%		(19,884,184)
Net Assets — 100.0%		$137,760,356

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Genomics Immunology and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,999,352	$7,214,126 (a)	$—	$3,350	$768	$20,217,596	20,203,453	$50,193 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	120,000 (a)	—	—	—	240,000	240,000	1,899	—
				$3,350	$768	$20,457,596		$52,092	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	3	12/20/24	$448	$(26,995)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$98,800,533	$38,386,411	$—	$137,186,944
Short-Term Securities
Money Market Funds	20,457,596	—	—	20,457,596
	$119,258,129	$38,386,411	$—	$157,644,540

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Genomics Immunology and Healthcare ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(26,995)	$—	$—	$(26,995)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares